Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103-2921
Tel. 215.963.5538
Fax. 215.963.5001


  Sohee Yun
  Associate
  215.963.5538

  January 7, 2008

John Ganley
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Dear Mr. Ganley:

Set forth below are your comments, and our responses to those comments, on the Accessor Funds, Inc. (the "Registrant") revised Preliminary Information Statement filed under Schedule 14C of the Securities Act of 1933, as amended. Both the comments and responses are based on the revised Preliminary Information Statement, which was filed with the Securities and Exchange Commission ("SEC") on December 20, 2007.


1. Comment: Rule 205-1(b) of the Investment Advisers Act of 1940 states that the investment record of an appropriate index of securities prices for any period includes the value of cash distributions made by companies whose securities comprise the index accumulated to the end of such period. Under the Money Manager Agreement with Smith Group, the Performance Adjustment Rate will increase or decrease proportionately over a rolling 12-month period beginning September 21, 2008. Please be sure that when calculating the Performance Adjustment Rate, cash distributions made by companies comprising the S&P 500/Citigroup Growth Index are reflected in the performance of the Index on the 20th day of each month.

     Response: The cash distributions made by companies comprising the S&P 500/Citigroup Growth Index will be taken into consideration when calculating the Performance Adjustment Rate on the 20th day of each month. Under the Money Manager Agreement, the performance of the Index will be established by measuring the percentage difference, carried to five decimal places, between the beginning and ending values of the Index for the comparison period, with dividends or capital gain distributions on the securities that comprise the Index being treated as reinvested immediately.

2. Comment: In describing the example of the performance fee structure for each Fund, please provide the specific figures of the Performance Difference when the Performance Difference is half way between the edge of the Null Zone and the maximum Performance Difference.

     Response: We have complied with this request.

3. Comment: The management fee for each Fund is composed of the Base Fee which will be applied to the Fund's average daily net assets over that particular month and the Performance Fee Adjustment Rate which will be applied to the average daily net assets of the Fund during the 12-month comparison period. Please clarify that the examples of annual fees - when the Performance Difference is half way between the edge of the Null Zone and the maximum Performance Difference - assume that the assets under management of each Fund remain the same over the course of the 12-month period.

     Response: We have complied with this request. Accordingly, we have revised the relevant sentences to state the following:

     For example, if the Performance Difference is 225 basis points - half way between the edge of the Null Zone (100 basis points) and the maximum Performance Difference (350 basis points) - then the Performance Adjustment Rate would also be half way between the minimum Performance Adjustment Rate
     (0) and the maximum Performance Adjustment Rate (15 basis points). Under this example, the Performance Adjustment Rate would be 7.5 basis points which will be applied to the Fund's average daily net assets during the Performance Measurement Period. Assuming that the Fund's assets remain the same during the Performance Measurement Period, the annual fee would be
     32.5 basis points (0.325%), the sum of the Base Fee (0.25%) and the Performance Adjustment Rate (0.075%).

     For example, if the Performance Difference is 237.5 basis points - half way between the edge of the Null Zone (125 basis points) and the maximum Performance Difference (350 basis points) - then the Performance Adjustment Rate would also be half way between the minimum Performance Adjustment Rate
     (0) and the maximum Performance Adjustment Rate (30 basis points). Under this example, the Performance Adjustment Rate would be 15 basis points which will be applied to the Fund's average daily net assets during the Performance Measurement Period. Assuming that the Fund's assets remain the same during the Performance Measurement Period, the annual fee would be 55 basis points (0.55%), the sum of the Base Fee (0.40%) and the Performance Adjustment Rate (0.15%).

4. Comment: Please state in the sub-section entitled "Nature, Extent and Quality of Services" that the discussion regarding portfolio managers can be found in the section "Information on Money Managers."

     Response: We have complied with this request. Accordingly, we have added the following sentence:

     For information about portfolio managers' experience, see "Information on the Money Managers."

5. Comment: Please state that the Board considered Smith Group's investment philosophy in the sub-section entitled "Nature, Extent and Quality of Services" under the section "Evaluation by the Board of Directors of the New Money Manager Agreements."

     Response: We have complied with this request. Accordingly, we have added the following sentence:

     The Board also took Smith Group's investment philosophy - leveraging technology and fundamental research, creating risk-controlled portfolios and producing attractive return patterns - into consideration.

6. Comment: In the sub-section entitled "Performance" under the section "Evaluation by the Board of Directors of the New Money Manager Agreements," please state whether the Board considered the Fund's performance under the Prior Money Manager Agreement with SSgA FM in addition to the Fund's performance compared to its peer funds.

     Response: We have complied with this request. Accordingly, we have added the following sentence:

     The Board also found the Fund's performance satisfactory under the Prior Money Manager Agreement with SSgA FM.

7. Comment: In the sub-section entitled "Performance" under the section "Evaluation by the Board of Directors of the New Money Manager Agreements," please elaborate on "back-tested data."

     Response: We have complied with this request. Accordingly, we have revised the relevant sentence to state the following:

     With respect to SSgA FM, the Board considered the performance of similar strategies run by SSgA FM for 130/30 and 120/20 investment strategies, as well as back-tested data showing how the Small to Mid Cap Fund might have performed had the strategies been in place.

8. Comment: In the sub-section entitled "Costs of Services and Profits to be Realized by Money Managers" under the section "Evaluation by the Board of Directors of the New Money Manager Agreements," please state whether the Board compared fees charged by other comparable funds and describe what the comparative data showed in connection with implementation of the 120/20 investment strategy.

     Response: The paragraph right below the sub-section entitled "Economies of Scale" discusses the Board's consideration in fees charged by, and services for, other comparable funds. We have moved this paragraph to the sub-section entitled "Costs of Services and Profits to be Realized by Money Managers" and added the following sentences to this paragraph:

     Especially, the Board compared the proposed management fee and expense ratio for the Small to Mid Cap Fund to those of Morningstar peer funds which implement long-short strategies and found that fees were below the average of its comparable peer funds.

     The comparative data showed what is described in the subsequent sentences in the relevant paragraph. However, we have added the following sentences to this paragraph for additional information:

     Specifically, the data showed the added cost of implementing the 120/20 investment strategy which is mainly composed of the stock loan costs and additional transactional costs due to the additional turnover associated with the 20% short positions and the additional 20% long positions.

9. Comment: In the sub-section entitled "Costs of Services and Profits to be Realized by Money Managers" under the section "Evaluation by the Board of Directors of the New Money Manager Agreements," please state whether the Board considered profits to be realized by the Money Managers.

     Response: We have complied with this request. Accordingly, we have added the following sentence:

     The Board also considered the level of SSgA FM's profits with respect to the Small to Mid Cap Fund and noted that SSgA FM's profitability is closely correlated with the Fund's performance.

10. Comment: In the sub-section entitled "Economies of Scale" under the section "Evaluation by the Board of Directors of the New Money Manager Agreements," please state whether the management fees will decrease as the assets of the Funds grow.

     Response: We have complied with this request. Accordingly, we have added the following sentence:

     Currently, the proposed sub-advisory fees payable to each Money Manager will not decrease if the assets of the Funds increase.


I hereby acknowledge on behalf of the Registrant that: (i) the Registrant is responsible for the adequacy and accuracy of the disclosure in its Information Statement; (ii) SEC staff comments or changes to disclosure in response to staff comments in Information Statement reviewed by the staff do not foreclose the SEC from taking any action with respect to the Information Statement; and (iii) the Registrant may not assert SEC staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.


Please do not hesitate to call the undersigned with any questions or comments.

Very truly yours,



Sohee Yun